Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of Equity Investments in Subsidiaries (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Agri Tech Investments Argentina S.A.U.
Disclosure of subsidiaries [line items]
Investments in subsidiaries	199,937	0
Proportion of ownership interest in subsidiary	100.00%	0.00%
Agri Tech Investments LLC
Disclosure of subsidiaries [line items]
Investments in subsidiaries	199,997,240	0
Proportion of ownership interest in subsidiary	100.00%	0.00%
Banco de Galicia y Buenos Aires S.A.U.
Disclosure of subsidiaries [line items]
Investments in subsidiaries	668,549,353	668,549,353
Proportion of ownership interest in subsidiary	100.00%	100.00%
Cobranzas Regionales S.A.
Disclosure of subsidiaries [line items]
Investments in subsidiaries	3,910,000	3,910,000
Proportion of ownership interest in subsidiary	100.00%	100.00%
Galicia Asset Management S.A.U.
Disclosure of subsidiaries [line items]
Investments in subsidiaries	20,000	20,000
Proportion of ownership interest in subsidiary	100.00%	100.00%
Galicia Broker Asesores de Seguros S.A.
Disclosure of subsidiaries [line items]
Investments in subsidiaries	71,308	71,309
Proportion of ownership interest in subsidiary	99.99%	99.99%
Galicia Retiro Compañía de Seguros S.A.U.
Disclosure of subsidiaries [line items]
Investments in subsidiaries	27,727,278	27,727,278
Proportion of ownership interest in subsidiary	100.00%	100.00%
Galicia Securities S.A.U.
Disclosure of subsidiaries [line items]
Investments in subsidiaries	95,392,000	95,392,000
Proportion of ownership interest in subsidiary	100.00%	100.00%
Galicia Seguros S.A.U.
Disclosure of subsidiaries [line items]
Investments in subsidiaries	1,830,887	1,830,883
Proportion of ownership interest in subsidiary	100.00%	100.00%
Galicia Warrants S.A.
Disclosure of subsidiaries [line items]
Investments in subsidiaries	1,000,000	1,000,000
Proportion of ownership interest in subsidiary	100.00%	100.00%
IGAM LLC
Disclosure of subsidiaries [line items]
Investments in subsidiaries	3,503,311,179	1,054,629,498
Proportion of ownership interest in subsidiary	100.00%	100.00%
INVIU S.A.U.
Disclosure of subsidiaries [line items]
Investments in subsidiaries	2,469,146	2,469,146
Proportion of ownership interest in subsidiary	100.00%	100.00%
INVIU Uruguay Agente de Valores S.A.U.
Disclosure of subsidiaries [line items]
Investments in subsidiaries	40,000,000	40,000,000
Proportion of ownership interest in subsidiary	100.00%	100.00%
Naranja Digital Compañía Financiera S.A.U.
Disclosure of subsidiaries [line items]
Investments in subsidiaries	1,712,567,500	1,012,567,500
Proportion of ownership interest in subsidiary	100.00%	100.00%
Ondara S.A.
Disclosure of subsidiaries [line items]
Investments in subsidiaries	0	25,776,101
Proportion of ownership interest in subsidiary	0.00%	100.00%
Sudamericana Holding S.A.
Disclosure of subsidiaries [line items]
Investments in subsidiaries	185,653	185,653
Proportion of ownership interest in subsidiary	100.00%	100.00%
Tarjeta Naranja S.A.U.
Disclosure of subsidiaries [line items]
Investments in subsidiaries	2,824	2,824
Proportion of ownership interest in subsidiary	100.00%	100.00%
Tarjetas Regionales S.A.
Disclosure of subsidiaries [line items]
Investments in subsidiaries	1,756,704,458	1,756,704,458
Proportion of ownership interest in subsidiary	100.00%	100.00%
Well Assistance S.A.U.
Disclosure of subsidiaries [line items]
Investments in subsidiaries	100,000	0
Proportion of ownership interest in subsidiary	100.00%	0.00%